Pensions and post retirement benefits (Narrative) (Details)	12 Months Ended
	Dec. 31, 2017 GBP (£)	Dec. 31, 2016 GBP (£) Member_Transfers_out	Dec. 31, 2015 GBP (£)	Sep. 30, 2017 GBP (£)	Sep. 30, 2016 GBP (£)	Sep. 30, 2015 GBP (£)
Disclosure of net defined benefit liability (asset) [line items]
Gain on valuation of a component of the defined retirement benefit liability		£ 0	£ 429,000,000
Net recognised (liabilities)/assets	£ (654,000,000)	376,000,000
Surplus (deficit) in plan	(654,000,000)	376,000,000
Defined benefit obligations [member]
Disclosure of net defined benefit liability (asset) [line items]
Net recognised (liabilities)/assets	30,268,000,000	33,033,000,000	28,279,000,000
Benefits paid	4,970,000,000	1,852,000,000
Fair value of plan assets [member]
Disclosure of net defined benefit liability (asset) [line items]
Net recognised (liabilities)/assets	30,922,000,000	32,657,000,000	28,752,000,000
Benefits paid	4,970,000,000	1,852,000,000
Fair value of plan assets [member] | Ordinary shares [member]
Disclosure of net defined benefit liability (asset) [line items]
Net recognised (liabilities)/assets	100,000	200,000
Fair value of plan assets [member] | Bonds issued [Member]
Disclosure of net defined benefit liability (asset) [line items]
Net recognised (liabilities)/assets	£ 600,000	100,000
United Kingdom Retirement Fund (UKRF) [member]
Disclosure of net defined benefit liability (asset) [line items]
Scheme as a percentage of total retirement benefit obligations	96.00%
Inflation rate (RPI)	5.00%
Investment related increase, percentage	2.00%
Gain on valuation of a component of the defined retirement benefit liability	£ 3,000,000
Net recognised (liabilities)/assets	(952,000,000)	27,000,000
Benefits paid	4,927,000,000	1,800,000,000
Transfers out of the fund and contribution refunds	4,151,000,000	1,029,000,000
Surplus (deficit) in plan	(952,000,000)	27,000,000
Defined benefit contributions paid	1,124,000,000	634,000,000	586,000,000
Estimate of contributions expected to be paid to plan for next annual reporting period	£ 716,000,000	1,585,000,000
Percentage of funding deficit secured by collateral pool	88.50%
Maximum funding deficit secured by collateral pool	£ 9,000,000,000
United Kingdom Retirement Fund (UKRF) [member] | Discount rate [member]
Disclosure of net defined benefit liability (asset) [line items]
Description of methods and assumptions used in preparing sensitivity analysis for actuarial assumptions	The UKRF discount rate assumption for 2017 was based on a variant of the standard Willis Towers Watson RATE Link model. This variant includes all bonds rated AA by at least one of the four major ratings agencies, and assumes that yields after year 30 are flat.
United Kingdom Retirement Fund (UKRF) [member] | Inflation rate [member]
Disclosure of net defined benefit liability (asset) [line items]
Description of methods and assumptions used in preparing sensitivity analysis for actuarial assumptions	The RPI inflation assumption for 2017 was set by reference to the Bank of England’s implied inflation spot curve, assuming the spot curve remains flat after 30 years. The inflation assumption incorporates a deduction of 20 basis points as an allowance for an inflation risk premium. The methodology used to derive the discount rate and price inflation assumptions is consistent with that used at the prior year end, except the inflation spot curve was held flat after 25 years at 2016.
United Kingdom Retirement Fund (UKRF) [member] | Mortality rates [member]
Disclosure of net defined benefit liability (asset) [line items]
Description of methods and assumptions used in preparing sensitivity analysis for actuarial assumptions	The UKRF’s post-retirement mortality assumptions are based on a best estimate assumption derived from an analysis in 2016 of Barclays own post-retirement mortality experience, and taking account of recent evidence from published mortality surveys. An allowance has been made for future mortality improvements based on the 2016 core projection model published by the Continuous Mortality Investigation Bureau subject to a long-term trend of 1.25% pa in future improvements. The methodology used is consistent with the prior year end, except that the 2015 core projection model was used at 2016.
United Kingdom Retirement Fund (UKRF) [member] | Deficit contributions 30 September 2015 valuation [Member]
Disclosure of net defined benefit liability (asset) [line items]
Surplus (deficit) in plan					£ 7,900,000,000	£ 6,000,000,000
Funding level percentage					81.50%
United Kingdom Retirement Fund (UKRF) [member] | Deficit contributions valuation recovery plan 2017 [Member]
Disclosure of net defined benefit liability (asset) [line items]
Surplus (deficit) in plan				£ 4,800,000,000
Funding level percentage				86.80%
United Kingdom Retirement Fund (UKRF) [member] | Top of range [member]
Disclosure of net defined benefit liability (asset) [line items]
Percentage of funding deficit secured by collateral pool	100.00%
United Kingdom Retirement Fund (UKRF) [member] | Defined benefit obligations [member]
Disclosure of net defined benefit liability (asset) [line items]
Net recognised (liabilities)/assets	£ 29,160,000,000	(31,847,000,000)	26,027,000,000
Benefits paid	£ 4,927,000,000	£ 1,800,000,000
Weighted average duration of the benefit payments reflected in defined benefit obligation, UKRF	20 years
United Kingdom Retirement Fund (UKRF) [member] | Defined benefit obligations [member] | Future transfers out [Member]
Disclosure of net defined benefit liability (asset) [line items]
Percentage increase (decrease) in defined benefit obligatoin	2.00%
Number of member transfers out of benefit obligation | Member_Transfers_out		0
United Kingdom Retirement Fund (UKRF) [member] | Defined benefit obligations [member] | 2018 [member] | Future transfers out [Member]
Disclosure of net defined benefit liability (asset) [line items]
Percentage of member transfers out of benefit obligation	20.00%
United Kingdom Retirement Fund (UKRF) [member] | Defined benefit obligations [member] | 2019 [member] | Future transfers out [Member]
Disclosure of net defined benefit liability (asset) [line items]
Percentage of member transfers out of benefit obligation	15.00%
United Kingdom Retirement Fund (UKRF) [member] | Defined benefit obligations [member] | 2020 [member] | Future transfers out [Member]
Disclosure of net defined benefit liability (asset) [line items]
Percentage of member transfers out of benefit obligation	10.00%
United Kingdom Retirement Fund (UKRF) [member] | Defined benefit obligations [member] | 2021 [member] | Future transfers out [Member]
Disclosure of net defined benefit liability (asset) [line items]
Percentage of member transfers out of benefit obligation	5.00%
United Kingdom Retirement Fund (UKRF) [member] | Defined benefit obligations [member] | Later than five years [member] | Future transfers out [Member]
Disclosure of net defined benefit liability (asset) [line items]
Percentage of member transfers out of benefit obligation	0.00%
United Kingdom Retirement Fund (UKRF) [member] | Fair value of plan assets [member]
Disclosure of net defined benefit liability (asset) [line items]
Net recognised (liabilities)/assets	£ 30,112,000,000	£ 31,820,000,000	26,829,000,000
Benefits paid	£ 4,927,000,000	1,800,000,000
Percentage of fair value of scheme assets invested in liability driven investment strategies	48.00%
United Kingdom Retirement Fund (UKRF) [member] | Fair value of plan assets [member] | UK Private Equity Investments [Member]
Disclosure of net defined benefit liability (asset) [line items]
Net recognised (liabilities)/assets	£ 15,000,000	32,000,000
United Kingdom Retirement Fund (UKRF) [member] | Fair value of plan assets [member] | Overseas Private Equity Investments [Member]
Disclosure of net defined benefit liability (asset) [line items]
Net recognised (liabilities)/assets	1,986,000,000	2,009,000,000
UK Defined Contribution Schemes [Member]
Disclosure of net defined benefit liability (asset) [line items]
Estimate of contributions expected to be paid to plan for next annual reporting period	35,000,000	36,000,000
Overseas pensions [member] | Defined benefit obligations [member]
Disclosure of net defined benefit liability (asset) [line items]
Net recognised (liabilities)/assets	895,000,000	979,000,000
Other post-employment benefits [member] | Defined benefit obligations [member]
Disclosure of net defined benefit liability (asset) [line items]
Net recognised (liabilities)/assets	213,000,000	207,000,000
Section 75 contributions [member]
Disclosure of net defined benefit liability (asset) [line items]
Defined benefit contributions paid	153,000,000	112,000,000	£ 0
BPSP [member]
Disclosure of net defined benefit liability (asset) [line items]
Estimate of contributions expected to be paid to plan for next annual reporting period	£ 146,000,000	£ 124,000,000